Corporate information	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Corporate information	We, us, our, BCE and the company mean, as the context may require, either BCE Inc. or, collectively, BCE Inc., Bell Canada, their subsidiaries, joint arrangements and associates.

Note 1	Corporate information
BCE is incorporated and domiciled in Canada. BCE’s head office is located at 1, Carrefour Alexander-Graham-Bell, Verdun, Québec, Canada. BCE is a telecommunications and media company providing wireless, wireline, Internet and television (TV) services to residential, business and wholesale customers in Canada. Our Bell Media segment provides conventional TV, specialty TV, pay TV, streaming services, digital media services, radio broadcasting services and out-of-home (OOH) advertising services to customers in Canada. The consolidated financial statements (financial statements) were approved by BCE’s board of directors on March 4, 2021.